STRADLEY, RONON, STEVENS & YOUNG, LLP

                           2600 One Commerce Square

                            Philadelphia, PA 19103

                                (215) 564-8000

Direct Dial: (215) 564-8048
                               January 16, 2001

FILED VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   The Olstein Funds (the "Trust")
            SEC File Nos. 33-91770, 811-9038
            Rule 497(j) filing


Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 11/12 (the "Post Effective Amendment") to the Registration Statement of the Trust. The Post Effective Amendment was filed with the Securities and Exchange Commission electronically on January 8, 2001.

      Please direct any questions or comments relating to this certification to me at the above phone number.

                                    Very truly yours,


                                    /s/Jana L. Cresswell
                                    ------------------------------
                                    Jana L. Cresswell